Consolidated statement of comprehensive income (Parenthetical) € in Millions	6 Months Ended
Sep. 30, 2018 EUR (€)
Consolidated statement of comprehensive income
Revenue	€ 21,848
Loss	(7,802)
Total comprehensive expense	(6,482)
Changes due to revision
Consolidated statement of comprehensive income
Revenue	52
Loss	(31)
Total comprehensive expense	€ 24